Notes Payable to Officers (Details) - USD ($)	Sep. 30, 2021	May 25, 2021	Apr. 01, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019
Notes Payable to Officers (Details) [Line Items]
Debt Instrument, Face Amount	$ 585,750	$ 53,625		$ 442,300
Debt Instrument, Interest Rate, Stated Percentage	12.00%			12.00%
Notes Payable, Related Parties, Current	$ 285,816			$ 311,340		$ 248,558
Due to Related Parties, Current	407,454			407,720
Officer [Member]
Notes Payable to Officers (Details) [Line Items]
Debt Instrument, Face Amount			$ 314,636
Note Payable #1 [Member] | Director [Member]
Notes Payable to Officers (Details) [Line Items]
Debt Instrument, Face Amount	$ 60,000			$ 60,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%			12.00%	12.00%	12.00%
Interest Payable, Current	$ 48,650			$ 43,263		$ 36,061
Note Payable #2 [Member] | Officer [Member]
Notes Payable to Officers (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%			12.00%
Interest Payable, Current	$ 72,988			$ 53,117		$ 28,555
Notes Payable, Related Parties, Current	$ 225,816			$ 251,340